Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expense For Definite Lived Intangible Assets $ in Thousands	Sep. 30, 2022 USD ($)
Schedule Of Estimated Future Amortization Expense For Definite Lived Intangible Assets Abstract
Three months ended December 31, 2022	$ 198
2023	465
2024	275
2025	266
2026	238
Thereafter	824
Total	$ 2,266